SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE—14       SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events“, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after June 30, 2015 up through the date the Company issued the consolidated financial statements with this Amendment No. 1 to Form 8-K. There was no subsequent event that required recognition or disclosure.

15. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2014 up through the date the Company issued the consolidated financial statements with this Amendment No. 1 to Form 8-K. There was no subsequent event that required recognition or disclosure.